Description of Business (Details)	6 Months Ended
Jun. 30, 2019
Navios Logistics
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	63.80%
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	3.70%
Navios Partners
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	20.50%
General partner interest of Navios Holdings	2.10%
Navios Acquisition
Subsidiary or Equity Method Investee [Line Items]
Percentage of voting stock of Navios Holdings in Navios Acquisition	35.40%
Ownership percentage of Navios Holdings	36.00%
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Date of conversion into a limited partnership	Nov. 30, 2018
Navios Containers | Minimum
Subsidiary or Equity Method Investee [Line Items]
Percentage of outstanding common units holders’ vote required to remove the general partner	75.00%